Segments, Customers and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2023
Geographic Areas, Revenues from External Customers [Abstract]
Schedule of Revenues and Long Lived Assets by Region
	Year ended December 31,
	2023	2022	2021
	$ thousands	$ thousands	$ thousands
Revenues:

North America (*)	95,573	67,108	47,505
Europe	42,421	42,909	47,382
Africa	19,602	19,324	23,165
Asia-Pacific and Middle East	35,033	32,970	32,008
India	107,354	80,957	86,088
Latin America	47,196	51,905	54,618

	347,179	295,173	290,766

(*)	As of December 31, 2023, 2022 and 2021, 94%, 87% and 72% represent revenues in the United States.

	December 31,	December 31,
	2023	2022
	$ thousands	$ thousands
Long-lived assets, net:

Israel	40,672	41,076
Others	8,824	6,342

Total long-lived assets, net (*)	49,496	47,418

(*)	Long-lived assets are comprised of property and equipment, net and operating lease right-of-use assets